FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Details - Liquidity risk) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Dividends payable	$ 753	¥ 5,048	¥ 5,048
Due to related companies	893	5,986	5,710
Due to the Shareholder	6	42	7
Total [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	183	1,224	1,710
Trade payables	2,658	17,810	21,118
Financial liabilities in other payables and accruals	1,368	9,174	5,903
Dividends payable	753	5,048	5,048
Due to related companies	893	5,986	5,710
Due to the Shareholder	2,097	14,050	14,050
Lease liabilities	270	1,806	2,401
Interest-bearing loans and borrowings	16,481	110,413	113,813
Total	24,703	165,511	169,753
On demand [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	183	1,224	1,710
Trade payables
Financial liabilities in other payables and accruals
Dividends payable
Due to related companies
Due to the Shareholder
Lease liabilities
Interest-bearing loans and borrowings
Total	183	1,224	1,710
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Trade payables	2,658	17,810	21,118
Financial liabilities in other payables and accruals	1,368	9,174	5,903
Dividends payable	753	5,048	5,048
Due to related companies	893	5,986	5,710
Due to the Shareholder	2,097	14,050	14,050
Lease liabilities	102	683	1,047
Interest-bearing loans and borrowings	1,016	6,806	6,882
Total	8,887	59,557	59,758
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Trade payables
Financial liabilities in other payables and accruals
Dividends payable
Due to related companies
Due to the Shareholder
Lease liabilities	168	1,123	1,354
Interest-bearing loans and borrowings	4,315	28,908	28,792
Total	4,483	30,031	30,146
More Than Five Years [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Trade payables
Financial liabilities in other payables and accruals
Dividends payable
Due to related companies
Due to the Shareholder
Lease liabilities
Interest-bearing loans and borrowings	11,150	74,699	78,139
Total	$ 11,150	¥ 74,699	¥ 78,139